TAXATION - Cayman Island and U.S. Corporate Income Tax (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Dividends withholding tax rate	0.00%
Chinese mainland CIT rate	25.00%	25.00%	25.00%
U.S.
TAXATION
Chinese mainland CIT rate	21.00%	21.00%	21.00%